Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2013	2012	2011
Numerators
Numerator for basic earnings per share:
Net income	$18,553	$7,539	$4,184
Net income attributable to noncontrolling interest	(304)	(275)	(240)
Net income attributable to AT&T	18,249	7,264	3,944
Dilutive potential common shares:
Share-based payment	12	12	11
Numerator for diluted earnings per share	$18,261	$7,276	$3,955
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,368	5,801	5,928
Dilutive potential common shares:
Share-based payment (in shares)	17	20	22
Denominator for diluted earnings per share	5,385	5,821	5,950
Basic earnings per share attributable to AT&T	$3.39	$1.25	$0.66
Diluted earnings per share attributable to AT&T	$3.39	$1.25	$0.66